Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Monthly management fees payable			$ 21
Yearly management fees payable			250
Management fees payable	$ 0		5,082	$ 3,102
Management fee expense	$ 2	$ 62	215	250	$ 250
Orange Grove Fleet Solutions, LLC
Related Party Transaction [Line Items]
Income from management fee					127
Expense reimbursements					$ 250
Series A Preferred Stock
Related Party Transaction [Line Items]
Management fees payable			331	250
Management fee expense			$ 5,100	$ 3,100